FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Fair Value [Member]	Dec. 31, 2011 Fair Value [Member]	Dec. 31, 2012 Fair Value [Member] Level 1 [Member]	Dec. 31, 2011 Fair Value [Member] Level 1 [Member]	Dec. 31, 2012 Carrying Value [Member]	Dec. 31, 2011 Carrying Value [Member]	Dec. 31, 2012 Carrying Value [Member] Level 1 [Member]	Dec. 31, 2011 Carrying Value [Member] Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents				$ 55,511,000	$ 24,006,000			$ 55,511,000	$ 24,006,000
Marketable Securities				549,000	583,000			549,000	583,000
Working capital, cooperative arrangements (current assets)		0	12,779,000			0	12,779,000
Working capital, Related Party		36,987,000	18,941,000			36,987,000	18,941,000
Credit Facility		(250,000,000)	(230,000,000)			(250,000,000)	(230,000,000)
Long-lived asset held for use		29,400,000				41,400,000
Impairment charge	$ 12,000,000